Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill, Beginning balance	$ 2,674	$ 2,767
Impairments	(379)
Acquisitions	13	34
Foreign exchange and other	204	(127)
Goodwill, Ending balance	$ 2,512	2,674
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	$ 435	452
Acquisitions	0	0
Foreign exchange and other	26	(17)
Goodwill, Ending balance	461	435
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,868	1,928
Impairments	(379)
Acquisitions	10	34
Foreign exchange and other	155	(94)
Goodwill, Ending balance	1,654	1,868
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	250	258
Acquisitions	0	0
Foreign exchange and other	10	(8)
Goodwill, Ending balance	260	250
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	102	109
Acquisitions	0	0
Foreign exchange and other	14	(7)
Goodwill, Ending balance	116	102
Corporate [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	19	20
Acquisitions	3	0
Foreign exchange and other	(1)	(1)
Goodwill, Ending balance	$ 21	$ 19